Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2022
Land Use Rights, Net.
Schedule of land use rights are amortized using straight-line method

	As of December 31,
	2021	2022
	RMB	RMB
Cost	5,697,337	5,922,514
Less: Accumulated amortization	(361,788)	(479,563)
Land use rights, net	5,335,549	5,442,951